Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses

3.	Accrued Expenses

Accrued expenses consist of the following:

	June 30, 2014	December 31, 2013

Interest expense	$1,311,618	$1,158,465
Professional services	239,153	114,849
Patents	110,245	85,412
Deferred compensation	90,199	90,199
Transaction costs	75,000	75,000
Payroll liabilities	3,712	1,679
	$1,829,927	$1,525,604

3.	Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2013	December 31, 2012

Interest expense	$1,158,465	$818,195
Professional services	152,492	161,700
Transaction costs	137,585	-
Patents	75,383	10,031
Payroll taxes	1,679	1,477

	$1,525,604	$991,403